Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements (Details) (10-K) - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Parent company net investment	$ 633,275	$ 614,732	$ 631,197	$ 577,252	$ 558,767	$ 563,696	$ 551,747	$ 566,814
Deferred income tax liabilities	3,796		5,846			10,633
Operating lease right-of-use assets	33,579		13,697			10,282
Current operating lease liabilities	3,157		2,860			2,110
Non-current operating lease liabilities	$ 39,459		$ 14,641			$ 11,917
Adoption of new accounting pronouncement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Parent company net investment							900
Adoption of new accounting pronouncement | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Parent company net investment							900
Deferred revenue							1,200
Deferred income tax liabilities							300
Adoption of new accounting pronouncement | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets							10,100
Current operating lease liabilities							2,300
Non-current operating lease liabilities							$ 11,500